Income Taxes (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 127
Additions based on tax positions taken related to the current year	144	127
Balance at the end of the year	$ 271	$ 127